Financial risk management - Credit loss allowances of financial assets (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through other comprehensive income, category [member]
Impairment information by credit risk of financial assets [Line Items]
Credit loss allowance recognised	₩ 37,486	₩ 23,171